Commitments And Contingencies (Pumped-Storage Hydroelectric Facility Breach) (Details) (Union Electric Company [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Union Electric Company [Member]
Commitments and Contingencies [Line Items]
Insurance Settlements Receivable	$ 68